Financial Risk Management	12 Months Ended
Jun. 30, 2026
Statements [Line Items]
Financial Risk Management
NOTE 2. FINANCIAL RISK MANAGEMENT
The Group’s activities expose it to a variety of financial risks: market risk (including currency risk), credit risk and liquidity risk. The Group’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the financial performance of the Group.
The Group hedges its foreign exchange risk exposure arising from future commercial transactions and recognized assets and liabilities using natural hedging by holding currency that matches forecast expenditure in each of the major foreign currencies used (AUD, EUR, USD). The Group may use derivative financial instruments such as foreign exchange contracts to hedge certain risk exposures when the Group expects a major transaction in the currency other than the major foreign currencies used by the Group. The Group uses different methods to measure different types of financial risk to which it is exposed. These methods include sensitivity analysis and cash flow forecasting in the case of foreign exchange and aging analysis for credit risk.
Risk management is carried out by senior management under policies approved by the board of directors. Management identifies, evaluates and hedges financial risks in close co-operation with other members of the Group’s operating units. The board provides the principles for overall risk management, as well as policies covering specific areas, such as foreign exchange risk, interest rate risk, credit risk, use of derivative financial instruments and non-derivative financial instruments, and investment of excess liquidity.
(a) Market risk
Foreign exchange risk
The Group operates internationally and is exposed to foreign exchange risk arising from various currency exposures, primarily with respect to the US dollar and Euro.
Foreign exchange risk arises from future commercial transactions and recognized assets and liabilities denominated in a currency that is not the entity’s functional currency. The risk is measured using sensitivity analysis and cash flow forecasting.
Management has set up a policy, approved by the Board, to manage the Group’s exchange risk within the Group companies. The Group may hedge its foreign exchange risk exposure arising from future commercial transactions and recognized assets and liabilities using forward contracts or natural hedging.
The Group considers using forward exchange contracts to cover anticipated cash flow in USD and Euro periodically. The Group holds forward contract with major financial institutions. These instruments are classified as financial instruments at fair value through profit or loss in accordance with AASB 9 (IFRS 9). The forward contracts are measured at fair value through profit or loss (FVTPL). Changes in fair value are recognized immediately in the consolidated statement of profit or loss. Forward exchange contracts were used solely to hedge the Euro/Australian dollar exposure on cash converted into Australian dollar term deposits to obtain a higher interest return and reconverted to Euro on maturity.
For the year ended June 30, 2026, the Group recognized a net loss of $1,868,101 (2025: a net gain of $9,242 and 2024: nil) arising from the change in fair value of forward exchange contracts not designated as hedging instruments. The fair value of the forward contract is determined using observable market inputs (Level 2 of the fair value hierarchy, as explained in note 2(d)), including forward exchange rates and interest rate curves.
This policy is reviewed regularly by directors from time to time. There were no outstanding foreign exchange contracts as at June 30, 2026. The forward exchange contract outstanding at June 30, 2025 matured on April 28, 2026 and was settled during the year.
The Group’s exposure to foreign currency risk at the end of the reporting period, expressed in Australian dollar, was as follows:

	June 30, 2026		June 30, 2025
	USD	EUR	USD	EUR
Cash in bank	23,447,867	705,824	10,472,161	1,872,038
Short term investment	—	—	12,500,366	—
Forward contract	—	—	—	18,528,000
Trade and other receivables	—	—	—	—
Trade and other payables	(316,172)	(114,611)	(1,777,611)	(25,164)
Other non-current liabilities	(6,461,083)	—	—	—
Sensitivity
Based on the financial assets and liabilities held at June 30, 2026, had the Australian dollar weakened/ strengthened by 10% against the US dollar with all other variables held constant, the Group’s post-tax loss for the year would have been $1,667,061 lower / $1,667,061 higher (2025 – $2,119,492 lower / $2,119,492 higher).
Based on the financial instruments held at June 30, 2026, had the Australian dollar weakened/ strengthened by 10% against the EURO with all other variables held constant, the Group’s post-tax loss for the year would have been $59,121 lower/ $59,121 higher (2025 – $2,037,487 lower/ $2,037,487 higher), mainly as a result of foreign exchange gains/losses on translation of Euro denominated financial instruments. Any changes in post- tax loss will have an equivalent change to equity.
Currently the Group’s exposure to other foreign exchange movements is not material.

(b) Credit risk
Credit risk is managed on a Group basis. Credit risk arises from cash and cash equivalents, short term investments and receivables. Cash and cash equivalents and short term investments consist primarily of deposits with banks for only independently rated parties with a minimum rating of ‘A’ according to reputable rating agencies. Receivables consist primarily of amounts recoverable from governments of Australia and France, where the risk of non-recoverability
is minimal.
Further, the credit quality of cash and cash equivalents, short term investments and receivables are neither past due nor impaired and can be assessed by reference to external credit ratings.
(c) Liquidity risk
Prudent liquidity risk management implies maintaining sufficient cash to meet obligations when due. At the end of the reporting period the Group held deposits at call and short-term deposits which mature within three months from acquisition comprising of $
63,672,558
(
2025: $
67,408,215
) that are expected to readily generate cash inflows for managing liquidity risk.
Management monitors rolling forecasts of the Group’s liquidity reserve cash and cash equivalents (note 8) on the basis of expected cash flows. In addition, the Group’s liquidity management policy involves projecting cash flows in major currencies and considering the level of liquid assets necessary to meet these.
As outlined in note 3, the company’s monitoring of its cash requirements extends to the consideration of potential capital raising strategies and active involvement with its institutional and retail investor base.
Maturities of financial liabilities
The tables below analyze the Group’s financial liabilities into relevant maturity groupings based on their contractual maturities for:
non-derivative
financial liabilities
The amounts disclosed in the table are the contractual undiscounted cash flows. Balances due within 12 months equal their carrying balances as the impact of discounting is not significant.

Contractual maturities of financial liabilities At June 30, 2026	Less than 12 months $	Between 1 and 5 years $	> 5 years $	Total contractual cash flows $	Carrying Amount (assets) / liabilities $
Non-Derivatives
Trade and other payables	13,411,441	—	—	13,411,441	13,411,441
Other non-current liabilities (refer note 18)	—	6,461,083	—	6,461,083	6,461,083
Lease liability	331,715	804,437	—	1,136,152	1,047,526

Total non-derivatives	13,743,156	7,265,520	—	21,008,676	20,920,050

Contractual maturities of financial liabilities At June 30, 2025	Less than 12 months $	Between 1 and 5 years $	> 5 years $	Total contractual cash flows $	Carrying Amount (assets) / liabilities $
Non-Derivatives
Trade and other payables	10,634,558	—	—	10,634,558	10,634,558
Convertible note liability (refer note 19)	1,117,255	—	—	1,117,255	1,104,878
Lease liability	230,499	337,847	—	568,346	520,304

Total non-derivatives	11,982,312	337,847	—	12,320,159	12,259,740

(d) Fair value measurements
At June 30, 2026, the Group did not hold any assets or liabilities measured at fair value. Due to the nature of the short-term investments, their carrying amounts at amortized cost of $5.2 million are a reasonable approximation of their fair value at June 30, 2026.
The following table presents the Group’s financial assets and financial liabilities measured and recognized at fair value at June 30, 2025 on a recurring basis:

At June 30, 2025	Level 1 $	Level 2 $	Level 3 $	Total $
Financial Assets
Short-term investments	62,284,779	—	—	62,284,779
Derivative financial asset	—	9,242	—	9,242

Total financial assets	62,284,779	9,242	—	62,294,021

Financial Liabilities
Convertible note liability	—	—	1,104,878	1,104,878

Total financial liabilities	—	—	1,104,878	1,104,878

Short term investments are measured at amortized cost, which is a reasonable approximation of their fair value as disclosed within the table.
Level 1: The fair value of financial instruments traded in active markets (such as publicly traded derivatives, and trading and available-for-sale
securities) is based on quoted (unadjusted) market prices at the end of the reporting period. The quoted market price used for financial assets held by the Group is the current bid price. These instruments are included in level 1.
Level 2: The fair value of financial instruments that are not traded in an active market (for example over-the-counter
derivatives) is determined using valuation techniques. These valuation techniques maximize the use of observable market data where it is available and rely as little as possible on entity specific estimates. If all significant inputs required to fair value an instrument are observable, the instrument is included in level 2.
Level 3: If one or more of the significant inputs is not based on observable market data, the instrument is included in level 3. This is the case for unlisted equity securities.
(i) Valuation techniques used to determine fair values
Specific valuation techniques used to value financial instruments include:

•	The use of quoted market prices or dealer quotes for similar instruments

•	The fair value of interest rate swaps is calculated as the present value of the estimated future cash flows based on observable yield curves

•	The fair value of forward foreign exchange contracts is determined using forward exchange rates at the balance sheet date

•	The fair value of the remaining financial instruments is determined using discounted cash flow analysis.

(ii) Fair value measurements using valuation techniques
At June 30, 2025, Level 2 consisted of derivative financial assets. Level 3 financial instruments consisted of the convertible note liability (refer note 19); no Level 3 instruments were held at June 30, 2026
.